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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20509

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         OAKMONT CORPORATION
                 -------------------------------
   Address:      865 S. Figueroa St., Suite 700
                 -------------------------------
                 Los Angeles, CA 90017
                 -------------------------------

Form 13F File Number: 28-04326
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Miller
         -------------------------------
Title:   SVP, Legal and Finance
         -------------------------------
Phone:   (213) 891-6300
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Robert Miller           Los Angeles, California   November 6, 2009
  -------------------------------    -----------------------   ----------------
            [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                        --------------------

Form 13F Information Table Entry Total:                   17
                                        --------------------

Form 13F Information Table Value Total:              448,230
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-10954                     Peak Investments LLC
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

                                                                    VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                         TITLE OF CLASS     CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------ ------------------ --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
BANK OF AMERICA CORPORATION                Common       060505104   94,833 5,604,800 SH          Other      1          Shared
FREEPORT MCMORAN COPPER & GOLD INC         Common       35671D857   74,970 1,092,700 SH          Other      1          Shared
FREEPORT MCMORAN COPPER & GOLD INC        Prd Conv      35671D782    6,592    64,000 SH          Other      1          Shared
FORD MOTOR CO                              Common       345370860   19,226 2,666,600 SH          Other      1          Shared
GENERAL ELECTRIC                           Common       369604103   10,230   623,000 SH          Other      1          Shared
INTERNATIONAL BUSINESS MACHINES CORP       Common       459200101   13,030   108,940 SH          Other      1          Shared
INTEL CORPORATION                          Common       458140100      362    18,500 SH          Other      1          Shared
JPMORGAN & CHASE & CO.                     Common       46625H100   80,186 1,829,900 SH          Other      1          Shared
MAGUIRE PPTYS INC                          Common       559775101    5,594 2,664,000 SH          Other      1          Shared
MCMORAN EXPLORATION CO                     Common       582411104   16,266 2,154,483 SH          Other      1          Shared
OCCIDENTAL PETROLEUM CORPORATION           Common       674599105   14,150   180,480 SH          Other      1          Shared
SEI INVESTMENTS CO                         Common       784117103    1,311    66,600 SH          Other      1          Shared
STATE STREET CORPORATION                   Common       857477103   64,606 1,228,251 SH          Other      1          Shared
STRATUS PROPERTIES INC                     Common       863167201      682    83,109 SH          Other      1          Shared
TEVA PHARMACEUTICAL INDS LTD                 ADR        881624209    3,266    64,600 SH          Other      1          Shared
TRANSOCEAN LTD                             Reg Shs      H8817H100    8,014    93,700 SH          Other      1          Shared
WELLS FARGO & COMPANY                      Common       949746101   34,912 1,238,900 SH          Other      1          Shared
                                                                  --------
                                                                   448,230
                                                                  --------